Condensed Consolidated Statements of Operations And Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Related Parties	$ 44,028	$ 24,404	$ 36,411	$ 41,134